Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Parnassus Core Equity Fund
C000102327
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Parnassus Core Equity Fund
C000255731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Parnassus Core Select ETF
C000255732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Parnassus Value Select ETF
Without Sales Load [Member] | C000002471
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%		11.41%	13.32%
Without Sales Load [Member] | C000102327
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%		11.64%	13.56%
Without Sales Load [Member] | C000255731
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%	6.77%
Without Sales Load [Member] | C000255732
Average Annual Return [Line Items]
Average Annual Return, Percent	18.06%	11.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	13.26%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	10.85%